Note 13 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

13. Commitments and Contingencies

Litigation

On June 8, 2021, a securities class action complaint was filed in the U.S. District Court for the Northern District of California against the Company and two of its officers. The plaintiff is a purported stockholder of the Company. The complaint alleged that defendants violated Sections 10(b) and 20(a) of the Exchange Act and SEC Rule 10b-5 by making false and misleading statements and omissions of material fact about the Company’s disclosure controls and procedures with respect to its marketing of DSUVIA. The complaint sought unspecified damages, interest, attorneys’ fees, and other costs. On December 16, 2021, the Court appointed co-lead plaintiffs. Plaintiffs’ amended complaint was filed on March 7, 2022. The amended complaint named the Company and three of its officers and continued to allege that defendants violated Sections 10(b) and 20(a) of the Exchange Act and SEC Rule 10b-5 by making false and misleading statements and omissions of material fact about the Company’s disclosure controls and procedures with respect to its marketing of DSUVIA. The amended complaint also asserted a violation of Section 20A of the Exchange Act against the individual defendants for alleged insider trading. The amended complaint sought unspecified damages, interest, attorneys’ fees, and other costs. On September 1, 2022, the Court held oral hearings on the Company’s motion to dismiss the amended complaint with prejudice that was filed on July 21, 2022. On September 28, 2022, the Court issued a formal written opinion dismissing all of plaintiffs’ claims against the Company and the named defendants with leave to amend, and on November 28, 2022, plaintiffs filed a second amended complaint naming the Company and three of its officers and asserting violations under Sections 10(b) and 20(a) of the Exchange Act on the same grounds as in the amended complaint and seeking unspecified damages, interest, attorneys’ fees, and other costs. On January 30, 2023, the Company filed a motion to dismiss the second amended complaint with prejudice and on March 16, 2023, plaintiffs filed their opposition to the motion to dismiss the second amended complaint, The Company has an April 17, 2023 deadline to file its reply in support of the motion to dismiss the second amended complaint.

On July 6, 2021, a purported shareholder derivative complaint was filed in the U.S. District Court for the Northern District of California. The complaint names ten of the Company’s officers and directors and asserts state and federal claims based on the same alleged misstatements as the securities class action complaint. On September 30, 2021, October 26, 2021, and November 17, 2021, three additional purported shareholder derivative complaints were filed in the U.S. District Court for the Northern District of California. The complaints name nine of the Company’s officers and directors and also assert state and federal claims based on the same alleged misstatements as the securities class action complaint. All four complaints seek unspecified damages, attorneys’ fees, and other costs. On December 6, 2021, the Court entered an order consolidating all four actions and staying the consolidated action pending the outcome of any motion to dismiss the securities class action. Please see “Part II., Item 1A. Risk Factors—Risks of a General Nature—Litigation may substantially increase our costs and harm our business.”

The Company believes that these lawsuits are without merit and intends to vigorously defend against them. Given the uncertainty of litigation, the preliminary stage of the cases, and the legal standards that must be met for, among other things, class certification and success on the merits, the Company cannot estimate the reasonably possible loss or range of loss that may result from these actions.